Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income
Total income	$ 3,139,867	$ 3,061,017	$ 2,924,714	$ 2,952,167	$ 3,089,887	$ 3,191,157	$ 3,228,298	$ 3,281,891	$ 12,077,765	$ 12,791,233
Expenses
Income Tax Benefit	207,234	271,739	270,539	438,787	254,015	417,870	298,713	366,889	1,188,299	1,337,487
Net Income	655,453	785,669	760,075	1,012,448	775,359	1,029,853	847,063	914,749	3,213,645	3,567,024
Comprehensive Income (Loss)									(1,069,912)	3,791,127
Parent Company
Income
Dividends from subsidiary									1,500,000	1,000,000
Other income									14,177	21,110
Total income									1,514,177	1,021,110
Expenses
Other expenses									465,624	417,781
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									1,048,553	603,329
Income Tax Benefit									(182,847)	(162,099)
Income Before Equity in Undistributed Income of Subsidiary									1,231,400	765,428
Equity in Undistributed Income of Subsidiary									1,982,245	2,801,596
Net Income									3,213,645	3,567,024
Comprehensive Income (Loss)									$ (1,069,912)	$ 3,791,127